Shareholder Report, Average Annual Return (Details) 197257_Pacer Lunt Large Cap Multi-Factor Alternator ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV
Average Annual Return, Percent	18.59%	8.98%	16.05%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index
Average Annual Return, Percent	19.45%	9.80%	16.95%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	17.55%